Income Taxes	3 Months Ended
Jun. 30, 2016
Income Tax Disclosure [Abstract]
Income Taxes

16. Income Taxes

The provision for income taxes for the three months ended June 30, 2016 and 2015 was $0.9 million and $0.4 million, respectively, on pre-tax income of $1.1 million and a pretax loss of $1.9 million, respectively. The provision for income taxes for the three months ended June 30, 2016 and 2015 was primarily attributable to a tax provision associated with our domestic (U.K.) and South African entities’ earnings in the respective years. The increase in the provision for income taxes in the three months ended June 30, 2016 compared to the three months ended June 30, 2015 is primarily attributable to higher earnings in our domestic (U.K.) and South African entities.

In assessing our ability to realize our net deferred tax assets, we considered various factors including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial operations, to determine whether it is more likely than not that some portion or all of our net deferred tax assets will not be realized. Based upon these factors, we have determined that the uncertainty regarding the realization of these assets is sufficient to warrant the need for a full valuation allowance against our net deferred tax assets.

As of June 30, 2016 and March 31, 2016, the Company had liabilities for uncertain tax positions of $2.3 million, none of which, if recognized, would impact the Company’s effective tax rate. Interest and penalty charges, if any, related to uncertain tax positions would be classified as income tax expense in the accompanying condensed consolidated statements of operations. As of June 30, 2016 and March 31, 2016, the Company had no accrued interest or penalties related to uncertain tax positions.

The Company is not currently under audit. The Company believes it has recorded all appropriate provisions for all jurisdictions and open years. The Company, however, can give no assurance that taxing authorities will not propose adjustments that would increase its tax liabilities.